Fair Value of Assets and Liabilities - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Total	$ 149,388	$ 254,747
Fair value liabilities measured on recurring basis
Total	11,950	13,092
Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Total	146,424	225,387
Fair value liabilities measured on recurring basis
Total	9,771	10,377
Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Total	2,964	29,360
Fair value liabilities measured on recurring basis
Total	2,179	2,715
Foreign exchange forward contracts | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Foreign exchange forward contracts	2,964	1,382
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	967	364
Foreign exchange forward contracts | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Foreign exchange forward contracts	0	0
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	0	0
Foreign exchange forward contracts | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Foreign exchange forward contracts	2,964	1,382
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	967	364
Interest Rate Swap | Fair Value, Measurements, Recurring
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	1,212	2,351
Interest Rate Swap | Fair Value, Measurements, Recurring | Level 1
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	0	0
Interest Rate Swap | Fair Value, Measurements, Recurring | Level 2
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	1,212	2,351
Certificates of deposit | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	136,653	215,010
Certificates of deposit | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	136,653	215,010
Certificates of deposit | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	0	0
U.S. dollar indexed bond funds | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	0	27,978
U.S. dollar indexed bond funds | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	0	0
U.S. dollar indexed bond funds | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	0	27,978
Assets held in rabbi trusts
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	9,771	10,377
Assets held in rabbi trusts | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Assets held in rabbi trusts	9,771	10,377
Fair value liabilities measured on recurring basis
Deferred compensation	9,771	10,377
Assets held in rabbi trusts | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Assets held in rabbi trusts	9,771	10,377
Fair value liabilities measured on recurring basis
Deferred compensation	9,771	10,377
Assets held in rabbi trusts | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Assets held in rabbi trusts	0	0
Fair value liabilities measured on recurring basis
Deferred compensation	$ 0	$ 0